Other Long-term Assets (Details 3) (CNY) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Housing loans made to employees
Term of staff housing loan	5 years
Staff housing loans outstanding repayable within 12 months	19.2	9.1
Minimum
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	3.25%	3.25%
Maximum
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	3.50%	3.50%